Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Income Per Common Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Common Stock [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Income Per Common Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,492,647		7,950,953			3,434,247
Diluted net (loss) income per share of common stock	$ (0.03)		$ (0.05)			$ 0.09
Non-Redeemable Common Stock [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Income Per Common Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,132,500	5,047,582	3,132,500	3,607,152	2,500,000	2,951,897
Diluted net (loss) income per share of common stock	$ (0.03)	$ 0.01	$ (0.05)	$ 0.00	$ 0.00	$ 0.09